Fair Value Measurements - Derivative instruments at fair value (Details) - USD ($) $ in Thousands	Jul. 31, 2025	Jan. 31, 2025
Fair Value Measurements
Equity derivative contracts	$ 19,766	$ 26,372
Contingent consideration	7,387	8,674
Level 2
Fair Value Measurements
Equity derivative contracts	19,766	26,372
Level 3
Fair Value Measurements
Contingent consideration	$ 7,387	$ 8,674